Business Combination - Reconciliation of the Business Combination (Details) - USD ($) $ in Thousands		3 Months Ended
	Jan. 29, 2021	Mar. 31, 2021
Schedule of Reverse Recapitalization [Line Items]
Cash - Novus trust and cash, net of redemptions	$ 99,896
Cash - PIPE financing	375,000
Non-cash Convertible Note conversion	30,808
Non-cash net liabilities assumed from Novus	(2,850)
Less: Fair value of assumed common stock Private Warrants	(45,565)
Less: transaction costs allocated to equity	(23,762)
Net impact on total stockholders' equity	433,527	$ 448,500
Less: cash payments for transaction costs at Closing	(2,634)
Less: non-cash Convertible Note conversion	(30,808)
Add: non-cash net liabilities assumed from Novus	2,850
Add: non-cash fair value of assumed common stock Private Warrants	45,565
Net impact on net cash provided by financing activities	448,500
Less: transaction costs included in net cash used in operating activities	(13,261)
Total net increase in cash and cash equivalents	435,239
Private Warrants
Schedule of Reverse Recapitalization [Line Items]
Transaction costs recognized as operating expense	$ 2,887